UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Mid Cap Equity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 97.30%		$27,639,646

(Cost $25,140,688)

Consumer Discretionary 19.12%		5,429,978

Auto Components 1.25%
BorgWarner, Inc. (I)	4,739	353,672

Distributors 1.13%
LKQ Corp. (I)	9,824	320,262

Hotels, Restaurants & Leisure 3.60%
Bally Technologies, Inc. (I)	7,189	303,520
Chipotle Mexican Grill, Inc. (I)	550	202,010
Darden Restaurants, Inc.	5,765	264,441
Panera Bread Company, Class A (I)	1,710	253,508

Household Durables 1.70%
Tempur-Pedic International, Inc. (I)	7,255	483,981

Internet & Catalog Retail 1.39%
HomeAway, Inc. (I)	14,642	395,920

Leisure Equipment & Products 1.30%
Polaris Industries, Inc.	5,720	368,368

Media 2.15%
Imax Corp. (I)	29,506	611,069

Specialty Retail 4.57%
Bed Bath & Beyond, Inc. (I)	7,020	426,114
CarMax, Inc. (I)	8,510	258,959
O'Reilly Automotive, Inc. (I)	4,367	355,954
Tiffany & Company	4,005	255,519

Textiles, Apparel & Luxury Goods 2.03%
Deckers Outdoor Corp. (I)	2,698	218,133
PVH Corp.	4,645	358,548

Consumer Staples 3.68%		1,045,995

Beverages 1.34%
Beam, Inc.	7,260	379,771

Food Products 1.86%
McCormick & Company, Inc., Non-Voting Shares	2,556	129,180
TreeHouse Foods, Inc. (I)	7,059	399,116

Personal Products 0.48%
Herbalife, Ltd.	2,383	137,928

Energy 8.40%		2,386,994

Energy Equipment & Services 2.67%
Cameron International Corp. (I)	7,101	377,773
Oil States International, Inc. (I)	4,775	380,520

Oil, Gas & Consumable Fuels 5.73%
Cabot Oil & Gas Corp.	5,166	164,795
OGX Petroleo e Gas Participacoes SA, ADR (I)	87,766	829,389
Range Resources Corp.	4,895	281,560
SM Energy Company	4,863	352,957

1

John Hancock Mid Cap Equity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials 5.28%		1,499,486

Capital Markets 2.36%
Affiliated Managers Group, Inc. (I)	3,192	320,828
T. Rowe Price Group, Inc.	6,046	349,701

Commercial Banks 0.63%
SVB Financial Group (I)	3,085	179,053

Diversified Financial Services 1.15%
IntercontinentalExchange, Inc. (I)	2,861	327,527

Real Estate Investment Trusts 1.14%
American Tower Corp.	5,076	322,377

Health Care 12.83%		3,645,521

Health Care Equipment & Supplies 2.18%
Intuitive Surgical, Inc. (I)	450	206,960
Thoratec Corp. (I)	14,070	413,658

Health Care Providers & Services 6.85%
AmerisourceBergen Corp.	8,717	339,701
Express Scripts, Inc. (I)	13,610	696,288
Mednax, Inc. (I)	7,467	531,800
WellPoint, Inc.	5,874	377,816

Health Care Technology 2.05%
Allscripts Healthcare Solutions, Inc. (I)	30,497	583,103

Pharmaceuticals 1.75%
Mylan, Inc. (I)	23,913	496,195

Industrials 16.11%		4,574,595

Aerospace & Defense 4.25%
BE Aerospace, Inc. (I)	12,146	512,561
Precision Castparts Corp.	4,242	694,331

Airlines 1.07%
Copa Holdings SA, Class A	4,445	302,882

Building Products 1.50%
Owens Corning, Inc. (I)	12,621	425,959

Electrical Equipment 1.75%
AMETEK, Inc.	6,204	291,588
Roper Industries, Inc.	2,191	204,617

Machinery 5.28%
Cummins, Inc.	4,702	489,008
Pall Corp.	10,353	617,867
WABCO Holdings, Inc. (I)	7,592	393,645

Professional Services 0.71%
Nielsen Holdings NV (I)	6,918	200,484

Road & Rail 1.55%
J.B. Hunt Transport Services, Inc.	8,648	441,653

Information Technology 26.68%		7,579,023

Communications Equipment 3.26%
Comverse Technology, Inc. (I)	1,596	10,055
F5 Networks, Inc. (I)	6,176	739,514
Riverbed Technology, Inc. (I)	7,388	176,869

2

John Hancock Mid Cap Equity Fund
As of 1-31-12 (Unaudited)

		Shares	Value

Information Technology (continued)

Internet Software & Services 2.65%
Ancestry.com, Inc. (I)		25,425	752,580

IT Services 4.85%
Alliance Data Systems Corp. (I)		5,614	622,031
VeriFone Systems, Inc. (I)		17,669	754,466

Semiconductors & Semiconductor Equipment 3.57%
Altera Corp.		3,686	146,666
Atmel Corp. (I)		36,813	357,454
NXP Semiconductor NV (I)		17,029	361,526
Xilinx, Inc.		4,177	149,745

Software 12.35%
Check Point Software Technologies, Ltd. (I)		7,129	401,291
Citrix Systems, Inc. (I)		4,759	310,334
Concur Technologies, Inc. (I)(L)		11,384	595,952
Fortinet, Inc. (I)		20,905	476,843
Intuit, Inc.		3,710	209,392
Nuance Communications, Inc. (I)		14,059	400,963
Red Hat, Inc. (I)		13,493	625,670
Rovi Corp. (I)		15,197	487,672

Materials 5.20%			1,478,054

Chemicals 3.41%
Albemarle Corp.		3,470	223,156
Ecolab, Inc.		2,243	135,567
FMC Corp.		4,252	394,075
Valspar Corp.		5,022	217,151

Metals & Mining 1.79%
Walter Energy, Inc.		7,350	508,105

	Yield	Shares	Value

Securities Lending Collateral 0.96%			$272,210

(Cost $272,105)

John Hancock Collateral Investment Trust (W)	0.3891%(Y)	27,196	272,210

Total investments (Cost $25,412,793)† 98.26%			$27,911,856

Other assets and liabilities, net 1.74%			$495,117

Total net assets 100.00%			$28,406,973

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $25,456,246. Net unrealized appreciation aggregated $2,455,610, of which $3,375,064 related to appreciated investment securities and $919,454 related to depreciated investment securities.

3

John Hancock Mid Cap Equity Fund
As of 1-31-12

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their closing net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012